Debt (Details) (USD $)	3 Months Ended								12 Months Ended																						3 Months Ended																					0 Months Ended		12 Months Ended															12 Months Ended			48 Months Ended	72 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Secured Debt [Member] Receivables Facility [Member]		Aug. 30, 2013 Secured Debt [Member] Receivables Facility [Member]	Dec. 21, 2012 Secured Debt [Member] Receivables Facility [Member]	Sep. 30, 2012 Secured Debt [Member] Receivables Facility [Member]		May 27, 2011 Secured Debt [Member] Receivables Facility [Member]	Sep. 30, 2013 Letter of Credit [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Canadian Dollar Borrowing [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Canadian Dollar Borrowing [Member] Revolving Credit Facility [Member]	Mar. 22, 2013 Unsecured Debt [Member] Exchange March 2019 Notes [Member]	Mar. 22, 2013 Unsecured Debt [Member] Exchange March 2020 Notes [Member]	Mar. 22, 2013 Unsecured Debt [Member] Exchange March 2022 Notes [Member]	Mar. 22, 2013 Unsecured Debt [Member] Exchange March 2023 Notes [Member]	Sep. 30, 2013 Unsecured Debt [Member] March 2019 Notes [Member]		Sep. 30, 2012 Unsecured Debt [Member] March 2019 Notes [Member]		Feb. 22, 2012 Unsecured Debt [Member] March 2019 Notes [Member]	Dec. 31, 2009 Unsecured Debt [Member] March 2013 Notes [Member]	Sep. 30, 2013 Unsecured Debt [Member] March 2013 Notes [Member]		Sep. 30, 2012 Unsecured Debt [Member] March 2013 Notes [Member]		Mar. 31, 2003 Unsecured Debt [Member] March 2013 Notes [Member]	Sep. 30, 2013 Unsecured Debt [Member] March 2020 Notes [Member]		Sep. 30, 2012 Unsecured Debt [Member] March 2020 Notes [Member]		Sep. 11, 2012 Unsecured Debt [Member] March 2020 Notes [Member]	Sep. 30, 2013 Unsecured Debt [Member] March 2022 Notes [Member]		Sep. 30, 2012 Unsecured Debt [Member] March 2022 Notes [Member]		Feb. 22, 2012 Unsecured Debt [Member] March 2022 Notes [Member]	Sep. 30, 2013 Unsecured Debt [Member] March 2023 Notes [Member]		Sep. 30, 2012 Unsecured Debt [Member] March 2023 Notes [Member]		Sep. 11, 2012 Unsecured Debt [Member] March 2023 Notes [Member]	May 03, 2013 Unsecured Debt [Member] Credit Facility [Member]	Sep. 27, 2012 Unsecured Debt [Member] Credit Facility [Member]	Sep. 30, 2013 Unsecured Debt [Member] Revolving Credit Facility [Member]	Sep. 27, 2012 Unsecured Debt [Member] Revolving Credit Facility [Member] years	Sep. 30, 2013 Unsecured Debt [Member] Term Loan Facility [Member]	Sep. 27, 2012 Unsecured Debt [Member] Term Loan Facility [Member] years	Jun. 07, 2013 Unsecured Debt [Member] Future Mexican Peso Sub-Facility [Member]	Sep. 30, 2013 Unsecured Debt [Member] Term Loan Facilities [Member]		Sep. 30, 2012 Unsecured Debt [Member] Term Loan Facilities [Member]		Sep. 30, 2013 Line of Credit [Member] Revolving Credit Facility [Member]		Sep. 30, 2012 Line of Credit [Member] Revolving Credit Facility [Member]		Sep. 30, 2013 Notes Payable, Other Payables [Member]	Sep. 30, 2012 Notes Payable, Other Payables [Member]	Sep. 30, 2013 Maximum [Member] Unsecured Debt [Member] Credit Facility [Member]	Sep. 30, 2013 Minimum [Member] Unsecured Debt [Member] Credit Facility [Member]	Sep. 30, 2013 Date-2013-09-30 [Member] Credit Facility [Member]	Sep. 27, 2017 Date-2013-09-30 [Member] Credit Facility [Member]	Sep. 27, 2017 Date-2013-09-30 [Member] Credit Facility [Member]	Sep. 30, 2013 LIBOR-based and Banker's Acceptance Advances [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]	Sep. 30, 2013 LIBOR-based and Banker's Acceptance Advances [Member] Maximum [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]	Sep. 30, 2013 LIBOR-based and Banker's Acceptance Advances [Member] Minimum [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]	Sep. 30, 2013 Base Rate [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]	Sep. 30, 2013 Base Rate [Member] Maximum [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]	Sep. 30, 2013 Base Rate [Member] Minimum [Member] Unsecured Debt [Member] Revolver and Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,844,800,000				$ 3,412,500,000				$ 2,844,800,000	$ 3,412,500,000		$ 260,000,000	[1]			$ 410,000,000	[1]									$ 349,700,000	[2]	$ 349,700,000	[2]			$ 0	[3]	$ 80,600,000	[3]		$ 347,500,000	[4]	$ 347,100,000	[4]		$ 399,400,000	[2]	$ 399,300,000	[2]		$ 346,600,000	[4]	$ 346,300,000	[4]									$ 947,500,000	[5]	$ 1,222,600,000	[5]	$ 184,300,000	[5]	$ 242,300,000	[5]	$ 9,800,000	$ 14,600,000
Current portion of debt	2,900,000				261,300,000				2,900,000	261,300,000						51,000,000
Long-term debt due after one year	2,841,900,000				3,151,200,000				2,841,900,000	3,151,200,000
Amortization of Financing Costs									10,200,000	10,800,000	7,700,000
Interest rate																														4.45%						5.625%					3.50%					4.90%					4.00%
Debt Instrument, Face Amount																						350,000,000	350,000,000	399,000,000	350,000,000					350,000,000						100,000,000					350,000,000					400,000,000					350,000,000
Extinguishment of Debt, Amount																															19,500,000
Gain (loss) on extinguishment of debt	0	0	(100,000)	(200,000)	(6,300,000)	(100,000)	(19,500,000)	0	(300,000)	(25,900,000)	(39,500,000)																				500,000
Debt Instrument, Interest Rate, Effective Percentage																										4.59%											3.72%					5.01%					4.18%
Repayments of Other Debt									787,400,000	1,803,600,000	1,966,300,000
Senior Notes Repurchased During Period, Percentage of Par																															98.00%
Unamortized Discount	6,800,000								6,800,000																					300,000											3,000,000					800,000					3,700,000
Deferred Finance Costs, Current, Gross																														3,000,000						800,000					2,900,000					3,500,000					3,000,000
Credit Facility, maximum borrowing capacity																				300,000,000	300,000,000																																2,700,000,000		1,475,000,000		1,223,000,000	200,000,000
Debt Instrument, Term, in Years																																																							5		5
Maximum Permitted Debt Leverage Ratio																																																				350.00%
Decrease in Applicable Percentage, Basis Points																																																				25
Capacity available for special purpose																			250,000,000	350,000,000
Letters of credit outstanding, amount																			48,600,000
Line of credit facility, remaining borrowing capacity																																																						1,200,000,000
Applicable margin																																																																										1.25%	1.75%	1.125%	0.25%	0.75%	0.125%
Facility commitment																																																						0.20%															0.30%	0.175%
Interest rate												0.95%				1.34%																																								1.43%
Minimum interest rate on revolving credit facility																																																						2.55%
Maximum interest rate on revolving credit facility																																																						3.50%
Debt Leverage Ratio, Maximum																																																																							375.00%	350.00%
Interest Coverage Ratio, Minimum																																																																									350.00%
Receivables backed financing, maximum borrowing amount															700,000,000			625,000,000
Restriction on Exclusion of Eligible Receivables of Specific Obligors, Aggregate Maximum Percentage														7.50%
Restriction on Exclusion of Eligible Receivables of Specific Obligors, Obligor Maximum Percentage of Aggregate Balance														2.50%
Asset Securitization Facility Commitment Fee Percentage												0.25%				0.30%
Debt Instrument, Maximum Borrowing Capacity, Amount												700,000,000				464,000,000
Loans and Leases Receivable, Collateral for Secured Borrowings												942,500,000
Fiscal 2014	2,900,000								2,900,000
Fiscal 2015	91,800,000								91,800,000
Fiscal 2016	382,300,000								382,300,000
Fiscal 2017	917,900,000								917,900,000
Fiscal 2018	0								0
Thereafter	$ 1,456,700,000								$ 1,456,700,000

[1]	On December 21, 2012, we amended and increased the Receivables Facility from $625.0 million to $700.0 million, extended the maturity date from the third anniversary of the May 27, 2011 Smurfit-Stone Acquisition to December 18, 2015, and amended, among other things, certain restrictions on what constitutes eligible receivables under the facility and lowered borrowing costs. Except for $51.0 million classified as short-term at September 30, 2012 that was expected to require the use of current assets for repayment, the borrowings are classified as long-term at September 30, 2013 and September 30, 2012. On August 30, 2013, we amended our Receivables Facility to allow for the exclusion of eligible receivables of specific obligors each calendar year subject to the following restrictions: (i) the aggregate of excluded receivables may not exceed 7.5% of eligible receivables under the Receivables Facility, and (ii) the excluded receivables of each obligor may not exceed 2.5% of the aggregate outstanding balance. The borrowing rate, which consists of a blend of the market rate for asset-backed commercial paper and the one month LIBOR rate plus a utilization fee, was 0.95% and 1.34% as of September 30, 2013 and September 30, 2012, respectively. The commitment fee for this facility was 0.25% and 0.30% as of September 30, 2013 and September 30, 2012, respectively. Borrowing availability under this facility is based on the eligible underlying accounts receivable and certain covenants. The agreement governing the Receivables Facility contains restrictions, including, among others, on the creation of certain liens on the underlying collateral. We test and report our compliance with these covenants monthly. We are in compliance with all of our covenants. At September 30, 2013 and September 30, 2012, maximum available borrowings, excluding amounts outstanding, under this facility were approximately $700.0 million and $464.0 million, respectively. The carrying amount of accounts receivable collateralizing the maximum available borrowings at September 30, 2013 was approximately $942.5 million. We have continuing involvement with the underlying receivables as we provide credit and collections services pursuant to the securitization agreement.
[2]	On February 22, 2012, we issued $350.0 million aggregate principal amount of 4.45% senior notes due March 2019 (“March 2019 Notes”) and issued $400.0 million aggregate principal amount of 4.90% senior notes due March 2022 (“March 2022 Notes”) in an unregistered offering pursuant to Rule 144A and Regulation S under the Securities Act. We issued the March 2019 Notes and March 2022 Notes at a discount of approximately $0.3 million and $0.8 million, respectively, and recorded debt issuance costs, including the exchange offer, of approximately $3.0 million and $3.5 million respectively, which are being amortized over the respective term of the notes. Giving effect to the amortization of the original issue discount and the debt issuance costs, the effective interest rates of the March 2019 Notes and March 2022 Notes are approximately 4.59% and 5.01%, respectively.
[3]	In March 2003, we sold $100.0 million in aggregate principal amount of our 5.625% notes due March 2013 (“March 2013 Notes”). We incurred debt issuance costs of approximately $0.8 million which were amortized over the term of the notes. In the first quarter of fiscal 2010, we repurchased $19.5 million of our March 2013 Notes at an average price of approximately 98% of par and recorded an aggregate gain on extinguishment of debt of approximately $0.5 million. On March 15, 2013, we repaid our remaining March 2013 Notes upon maturity.
[4]	On September 11, 2012, we issued $350.0 million aggregate principal amount of 3.50% senior notes due March 2020 (“March 2020 Notes”) and issued $350.0 million aggregate principal amount of 4.00% senior notes due March 2023 (“March 2023 Notes”) in an unregistered offering pursuant to Rule 144A and Regulation S under the Securities Act. We issued the March 2020 and March 2023 notes at a discount of approximately $3.0 million and $3.7 million, respectively, and recorded debt issuance costs, including the exchange offer, of approximately $2.9 million and $3.0 million, respectively, which are being amortized over the respective term of the notes. Giving effect to the amortization of the original issue discount and the debt issuance costs, the effective interest rates of the March 2020 and March 2023 Notes are approximately 3.72% and 4.18%, respectively.
[5]	On September 27, 2012, we entered into an unsecured Amended and Restated Credit Agreement with an original maximum principal amount of approximately $2.7 billion before scheduled payments. The Credit Facility includes a $1.475 billion, 5-year revolving credit facility and a $1.223 billion, 5-year term loan facility. All obligations under the Credit Facility are fully and unconditionally guaranteed by our existing and future wholly-owned U.S. subsidiaries, except for certain present and future unrestricted subsidiaries and certain other limited exceptions. In addition, the obligations of Rock-Tenn Company of Canada, Inc. are guaranteed by Rock-Tenn Company and all such wholly-owned U.S. subsidiaries, as well as by wholly-owned Canadian subsidiaries of RockTenn, other than certain present and future unrestricted subsidiaries and certain other limited exceptions.In December 2012, in connection with the amendment of our receivables-backed financing facility, we prepaid our term loan facility through December 2014 with borrowings under our Receivables Facility, our revolving credit facility and available cash. Effective May 3, 2013, we exercised the Leverage Reduction Option which reduced our maximum permitted Leverage Ratio to 3.5 times and decreased our Applicable Percentage 25 basis points (each as defined in the Credit Facility). On June 7, 2013, we amended the Credit Facility to, among other things, modified the EBITDA definition, including but not limited to, allowing for add backs associated with proactive pension actions, synergies associated with future acquisitions and certain business interruptions covered by third parties and permitted a future $200 million Mexican peso sub-facility with dollar for dollar reduction to existing commitments if activated. Up to $250.0 million under the revolving credit facility may be used for the issuance of letters of credit. In addition, up to $350.0 million of the revolving credit facility may be used to fund borrowings in Canadian dollars. At September 30, 2013 and September 30, 2012, the amount committed under the credit facilities for loans to a Canadian subsidiary was $300.0 million and $300.0 million, respectively. At September 30, 2013, available borrowings under the revolving credit portion of the Credit Facility, reduced by certain outstanding letters of credit not drawn upon of approximately $48.6 million and the application of our maximum leverage ratio subject to the facility limit, exceeded $1.2 billion.At our option, borrowings under the Credit Facility bear interest at either a base rate or at the London Interbank Offered Rate (“LIBOR”), plus, in each case, an applicable margin. In addition, advances in Canadian dollars may be made by way of purchases of bankers' acceptances. We are required to pay fees in respect of outstanding letters of credit at a rate equal to the applicable margin for LIBOR-based borrowings based upon a Credit Agreement Leverage Ratio. The following table summarizes the applicable margins and percentages related to the revolving credit facility and term loan of the Credit Facility: Range September 30, 2013Applicable margin/percentage for determining: LIBOR-based loans and banker's acceptance advances interest rate (1)1.125%-1.750% 1.25%Base rate-based borrowings (1)0.125%-0.750% 0.25%Facility commitment (2)0.175%-0.300% 0.20%(1) The rates vary based on our Leverage Ratio, as defined in the Amended and Restated Credit Agreement.(2) Applied to the aggregate borrowing availability based on the Leverage Ratio, as defined below.Following the submission of our September 30, 2013 quarterly officer's compliance certificate when our Form 10-K is filed, our applicable margins in the table above will fall for each measure to the low end of the range. The variable interest rate, including the applicable margin, on our term loan facility was 1.43% at September 30, 2013. Interest rates on our revolving credit facility for borrowings both in the U.S. and Canada ranged from 2.55% to 3.50% at September 30, 2013.The Credit Facility contains certain prepayment requirements and customary affirmative and negative covenants. The negative covenants include covenants that, subject to certain exceptions, contain: limitations on liens and further negative pledges; limitations on sale-leaseback transactions; limitations on debt and prepayments, redemptions or repurchases of certain debt and equity; limitations on mergers and asset sales; limitations on sales, transfers and other dispositions of assets; limitations on loans and certain other investments; limitations on restrictions affecting subsidiaries; limitations on transactions with affiliates; limitations on changes to accounting policies or fiscal periods; limitations on speculative hedge transactions; and restrictions on modification or waiver of material documents in a manner materially adverse to the lenders.In addition, the Credit Facility includes financial covenants requiring that we maintain a maximum total leverage ratio and minimum interest coverage ratio. The terms of the Credit Facility, prior to us exercising the Leverage Reduction Option on May 3, 2013 which reduced our maximum permitted Leverage Ratio to 3.5 times, required us to maintain a leverage ratio (which is the ratio of our total funded debt less certain amounts of unrestricted cash, to Credit Agreement EBITDA, as defined, for the preceding four fiscal quarters “Leverage Ratio”) of not greater than 3.75 to 1.00 for fiscal quarters ending from September 30, 2012 through September 30, 2013, and not greater than 3.50 to 1.00 for fiscal quarters ending thereafter. In addition, we must maintain an interest coverage ratio (which is the ratio of Credit Agreement EBITDA for the preceding four fiscal quarters to cash interest expense for such period) of not less than 3.50 to 1.00 for any fiscal quarters ending on or after September 30, 2012. Credit Agreement EBITDA is calculated in accordance with the definition contained in our Amended and Restated Credit Agreement. Credit Agreement EBITDA is generally defined as consolidated net income of RockTenn for any fiscal period plus the following to the extent such amounts are deducted in determining such consolidated net income: (i) consolidated interest expense, (ii) consolidated tax expenses, (iii) depreciation and amortization expenses, (iv) financing expenses and write-offs, including remaining portions of original issue discount on prepayment of indebtedness, prepayment premiums and commitment fees, (v) inventory expenses associated with the write up of Smurfit-Stone inventory acquired in the merger and other permitted acquisitions, (vi) all other non-cash charges, (vii) all legal, accounting and professional advisory expenses incurred in respect of the Smurfit-Stone Acquisition and other permitted acquisitions and related financing transactions, (vii) certain expenses and costs incurred in connection with the Smurfit-Stone Acquisition and associated synergies, restructuring charges, and certain other charges and expenses, subject to certain limitations specified in the Credit Facility, (viii) certain other charges and expenses unrelated to the Smurfit-Stone Acquisition subject to certain specified limitations in the Credit Facility, and (ix) for certain periods, run-rate synergies expected to be achieved due to the Smurfit-Stone Acquisition not already included in EBITDA and adjustments to include Smurfit-Stone EBITDA as outlined in the Amended and Restated Credit Agreement related to periods prior to the acquisition (“Credit Agreement EBITDA”). We test and report our compliance with these covenants each quarter. We are in compliance with all of our covenants.The credit facilities also contain certain customary events of default, including relating to non-payment, breach of representations, warranties or covenants, default on other material debt, bankruptcy and insolvency events, invalidity or impairment of loan documentation, collateral or subordination provisions, change of control and customary ERISA defaults. The term “ERISA” means the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder.